Note 7 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Troubled Debt Restructuring Loans (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, number of contracts	11	13
Troubled debt restructuring, recorded investment	$ 951,000	$ 1,094,000
Troubled debt restructuring, non-accrual	155,000	264,000
Troubled debt restructuring, accruing	796,000	830,000
Troubled debt restructuring, related allowance	17,000
One-to-Four Family Residential [Member] | Owner Occupied [Member] | Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, number of contracts		2
Troubled debt restructuring, recorded investment		153,000
Troubled debt restructuring, accruing		153,000
One-to-Four Family Residential [Member] | Non-owner Occupied [Member] | Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, number of contracts	7	7
Troubled debt restructuring, recorded investment	728,000	733,000
Troubled debt restructuring, non-accrual	155,000	151,000
Troubled debt restructuring, accruing	573,000	582,000
Troubled debt restructuring, related allowance	10,000
Commercial Real Estate and Lines of Credit [Member] | Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, number of contracts	1	1
Troubled debt restructuring, recorded investment	133,000	113,000
Troubled debt restructuring, non-accrual		113,000
Troubled debt restructuring, accruing	133,000
Troubled debt restructuring, related allowance	7,000
Home Equity Line of Credit [Member] | Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructuring, number of contracts	3	3
Troubled debt restructuring, recorded investment	90,000	95,000
Troubled debt restructuring, accruing	$ 90,000	$ 95,000